SHARE-BASED PAYMENTS (Narrative) (Details) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense		$ 52
Awards settled in cash		$ 40	$ 41
Stock Appreciation Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares		1,300	1,456
Vesting period	[1]	25% per year over four years
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		three-year performance cycle
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		vest at the end of the three-year vesting period

[1]

Effective January 1, 2015, tandem stock appreciation rights (TSARs) were no longer issued to eligible officers and employees. TSARs granted in Canada prior to January 1, 2015 have similar terms and vesting conditions to SARs and also provide the holder with the ability to choose between (a) receiving the price of our shares on the date of exercise in excess of the exercise price of the right and (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectat ion is that substantially all option holders will elect to exercise their options as a SAR, surrendering their options and receiving settlement in cash. TSARs are included with the SARs disclosure in the following tables.